Significant accounting policies- Additional Information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Administrative expenses	R$ 2,200,604	R$ 1,769,055	R$ 1,461,348
Revenue	8,400,938	6,400,165	4,752,576
Loss	1,397,321	972,841	R$ 352,260
Other provisions	R$ 265,455	R$ 155,262
Probability of default	100.00%
Inter Caf Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Inter Boutiques Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Inter Food Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	70.00%	70.00%	70.00%
IM Designs Desenvolvimento de Software Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	50.00%	50.00%
Meu Acerto
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	60.00%	60.00%	60.00%
Inter Pag Instituição de Pagamento S.A [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	50.00%
Inter Asset Gestao de Recursos Ltda [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	70.87%	70.87%	70.87%